Real Estate Properties under Development, Net	12 Months Ended
Dec. 31, 2025
Real Estate [Abstract]
Real Estate Properties under Development, Net
3.
Real Estate Properties under Development, Net

The following summarizes the components of non-current portion of real estate properties under development as at December 31, 2024 and 2025:

At December 31,	2024	2025
	(’000)	(’000)
Building at cost	$26,947	$27,537
Less: accumulated depreciation	(14,568)	(14,900)
	12,379	12,637
Construction in progress	106,820	134,096
Land use right	72,350	73,996
Net book value	$191,549	$220,729

Real estate properties under development of $86.6 million (2024: $84.7 million) have been pledged to banks to obtain loan facilities as at December 31, 2025 (See Note 9).

Included in construction in progress were capitalized debt issuance costs amounting to $1,920 (2024: $1,920) at December 31, 2025, and interest for bank loans amounting to $36,729 (2024: $32,487) as at December 31, 2025.

The Company leased its buildings to third parties with the carrying amount as shown below:

At December 31,	2024	2025
	(’000)	(’000)
Buildings at cost	$26,947	$27,537
Less: accumulated depreciation	(14,568)	(14,900)
Buildings, net	$12,379	$12,637

In 2025, $nil (2024: $nil) was transferred to real estate properties held for sales-type lease from real estate properties under development, and by the end of 2025, $nil million (2024:$1.8 million) was recognized as cost of sales due to the delivery of Towers 1, 2, 8, 9 and 10 of Nam Tai Inno Park. Real estate properties held for sales-type lease of $nil (2024: $nil) have been pledged to banks to obtain loan facilities (See Note 9).

In 2025, $nil (2024: $nil) was transferred to real estate properties held for sale from real estate properties under development, and by the end of 2025, $30.8 million (2024: $5.8 million) was recognized as cost of sales due to the delivery of Nam Tai • Longxi. Real estate properties held for sale of $nil (2024: $3.8 million) as at December 31, 2025 have been pledged to banks to obtain loan facilities (See Note 9).

In 2025, $nil (2024: $nil ) (See Note 5) was transferred to real estate properties held for lease from real estate properties under development.